ACQUISITIONS	6 Months Ended
Jun. 30, 2015
ACQUISITIONS [Abstract]
ACQUISITIONS

NOTE 3:              ACQUISITIONS

  Make Me Reach SAS

On February 10, 2015, the Company consummated the acquisition of 100% of the shares of Make Me Reach SAS, a private French Company headquartered in Paris, France ("MMR"). MMR enables mobile app developers to efficiently and effectively scale their advertising campaigns on social media, with a specific focus on optimizing mobile ad campaigns. MMR is a Facebook Preferred Marketing Developer (PMD) and Twitter Marketing Platform Partner (MPP).

The acquisition of MMR is part of the Company's strategy to channel its future growth efforts towards the mobile advertising market, to extend its mobile marketing technology by adding the ability to advertise on social media and to provide developers a more effective mobile advertising tool. Additionally, the acquisition of MMR establishes the Company's first office in Europe which will lead the European sales efforts.

The acquisition has been accounted for as a business combination under ASC No. 805, “Business Combination”. The Purchase price was $6,394 in cash adjusted for working capital adjustment and $4,378 in form of 1,437,510 ordinary shares. In the subsequent 12 months, the Company may be required to pay additional $442 in cash and issue an additional $442 in ordinary shares to the founder of MMR, subject to retention conditions. In addition, certain key employees of MMR are entitled to retention payments in an aggregate amount of $775, of which $144 in cash and $63 in the form of 18,998 ordinary shares were paid upon closing. An additional $360 in cash and $208 in ordinary shares may be paid to such key employees in the 12 months post-closing, subject to retention conditions.

In addition, the Company incurred acquisition related costs in a total amount of $123 which are included in general and administrative expenses. Acquisition related costs include legal and accounting fees, as well as other external costs directly related to the acquisition.

The preliminary allocation of the purchase price to assets acquired and liabilities assumed was as follows:

$

Cash	1,050
Accounts receivable	666
Prepaid expenses and other assets	86
Property and equipment	87
Accounts payable	(305)
Accrued expenses and other liabilities	(644)
Deferred revenues	(126)
Deferred tax liability	(1,159)
Intangible assets	3,454
Goodwill	7,663

Total purchase price	10,772

The following table sets forth the components of intangible assets associated with the acquisition:

	$	Estimated useful life

Acquired technology	1,261	5 years
Customer relationships	395	5 years
Distribution channel	1,798	5 years

Total amount allocated to intangible assets	3,454

In performing the purchase price allocation, the Company considered, among other factors, analysis of historical financial performance, the best use of the acquired assets and estimates of future performance of MMR's products. In its allocation, the Company also conducted a valuation of intangible assets based on a market participant approach to valuation using an income approach and in connection therewith considered the report of an independent third party valuation firm and estimates and assumptions provided by management.

Pro forma results of operations for the acquisition of MMR have not been presented because they are not material to the interim consolidated results of operations.

  Grow Mobile LLC

On July 15, 2014, the Company completed the acquisition of 100% of the shares of Grow Mobile LLC, a Delaware corporation ("Grow Mobile"). Grow Mobile provides an innovative platform for mobile advertising that enables developers to buy, track, optimize, and scale user acquisition campaigns from a single dashboard. For the acquisition of Grow Mobile, the Company paid a total consideration of $17,000 in cash and in shares, and the sellers were entitled for an additional milestones-based contingent consideration of up to $25,000 in cash and in shares (the “Contingent Payment”).

On July 8, 2015, the Company, the representative of Grow Mobile's security holders and Grow Mobile's former security holders, entered into an agreement which amends the acquisition agreement that was signed in July 2014 (the “Amendment”). Under the Amendment, the Contingent Payment will be cancelled and in exchange, the Company agreed to pay $2,500 of which $1,500 were paid in cash and $1,000 in the form of 315,263 shares that were issued to Grow Mobile's former security holders (the “Release Payment”). In addition, the Company also agreed to accelerate the release of $1,500 which were deposited with an escrow fund as part of the acquisition of Grow Mobile and were originally scheduled to be released on September 30, 2016 (the “Escrow Deposit”). Under the Amendment, $1,000 of the Escrow Deposit were released immediately upon signing, with the remaining balance of $500 to be released on December 31, 2015.

As a result of the Amendment, the Company recorded a net gain of $6,564, comprising of the reversal of $9,064 previously accrued Contingent Payment, net of $2,500 accrual of the Release Payment. Such gain is included in gain on reversal of contingent consideration net of impairment in the statement of income for the six months ended June 30, 2015.